UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21758

CLIPPER FUNDS TRUST
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2022
Date of reporting period: December 31, 2022

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

CLIPPER FUNDSM	Table of Contents

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Clipper Fund (the “Fund”) prospectus, which contains more information about investment strategies, risks, fees, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-432-2504, (ii) on the Fund’s website at www.clipperfund.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-432-2504, (ii) on the Fund’s website at www.clipperfund.com, and (iii) on the SEC’s website at www.sec.gov.

Quarterly Schedule of Investments

The Fund files its complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund’s Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-432-2504, on the Fund’s website at www.clipperfund.com, and on the SEC’s website at www.sec.gov. A list of the Fund’s quarter-end holdings is also available at www.clipperfund.com on or about the 15th day following each quarter end and remains available on the website until the list is updated for the subsequent quarter.

CLIPPER FUNDSM	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Trustees of Clipper Fund recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports, we include all of the required quantitative information, such as audited financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution. Also included is a list of positions opened and closed.

In addition, we produce a Manager Commentary for the Fund. In this commentary, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on the Fund’s website at www.clipperfund.com, or by calling 1-800-432-2504. Alternatively, the direct link is https://clipperfund.com/document/read/commentary/

We value the trust you have placed in us and look forward to continuing our investment journey together.

Sincerely,

James J. McMonagle	Christopher C. Davis	Danton G. Goei
Chairman	President & Portfolio Manager	Portfolio Manager

February 3, 2023

CLIPPER FUNDSM	Management’s Discussion of Fund Performance

Performance Overview

Clipper Fund underperformed the Standard & Poor’s 500® Index (“S&P 500®” or the “Index”) for the twelve-month period ended December 31, 2022 (the “period”). The Fund delivered a total return of -18.75%, versus a -18.11% return for the S&P 500®.

Index Overview

S&P 500®
•	Strongest performing sectors[1]
-	Energy (+66%), Utilities (+1%), and Consumer Staples (-1%)

•	Weakest performing sectors
-	Communication Services (-40%), Consumer Discretionary (-37%), and Information Technology (-29%)

Detractors2 from Performance

•	Communication Services - underperformed the Index sector (-46% vs -40%) and overweight (average weighting 14% vs 9%)
-	Alphabet[3] (-39%) and Meta Platforms (-64%) - two largest individual detractors

•	Industrials - underperformed the Index sector (-31% vs -6%) and underweight (average weighting 2% vs 8%)

•	Information Technology - underperformed the Index sector (-41% vs -29%)
-	Intel (-47%) and Applied Materials (-38%)

•	No exposure in Energy, Utilities, or Consumer Staples, the three highest performing sectors of the S&P 500®, respectively.

•	Individual holdings from Financials and Consumer Discretionary
-	Capital One Financial (-35%), Bank of New York Mellon (-19%), U.S. Bancorp (-19%), and Wells Fargo (-12%)
-	Amazon (-50%) and Prosus (-51%)
-	Prosus - no longer a Fund holding

Contributors to Performance

•	Financials - performed in line with the Index sector (both -10%) and significantly overweight (average weighting 55% vs 12%)
-	Berkshire Hathaway (+4%), Markel (+7%), Danske Bank (+22%), DBS Group Holdings (+9%), and AIA Group (+12%)
-	Danske Bank - new Fund holding

•	Health Care - outperformed the Index sector (+14% vs -2%)
-	Cigna (+47%) - largest individual contributor

•	Materials - outperformed the Index sector (+34% vs -12%)
-	Teck Resources (+34%)

•	Underweight in weaker performing Index sectors
-	Information Technology (average weighting 7% vs 26%)
-	Consumer Discretionary (average weighting 8% vs 11%)
o	Naspers (+7%)

Clipper Fund’s investment objective is to seek long-term capital growth and capital preservation. There can be no assurance that the Fund will achieve its objective. Clipper Fund’s principal risks are: stock market risk, common stock risk, financial services risk, focused portfolio risk, foreign country risk, headline risk, large-capitalization companies risk, manager risk, depositary receipts risk, fees and expenses risk, foreign currency risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Clipper Fund focuses its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended December 31, 2022, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, December 31, 2022, unless otherwise noted.
[1]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
Management’s Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

CLIPPER FUNDSM	Management’s Discussion of Fund Performance - (Continued)

Comparison of a $10,000 investment in Clipper Fund versus the Standard & Poor’s 500® Index over 10 years for an investment made on December 31, 2012

S&P 500®
Clipper Fund
$40,000
$30,000
$20,000
$10,000
$0
12/31/12
12/31/13
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
S&P 500® $32,656
Clipper Fund $24,883

Average Annual Total Return for periods ended December 31, 2022

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (02/29/84)	Gross Expense Ratio	Net Expense Ratio
Clipper Fund	(18.75)%	3.50%	9.54%	10.75%	0.71%	0.71%
Standard & Poor’s 500® Index	(18.11)%	9.42%	12.56%	11.13%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratio may vary in future years. For most recent month-end performance information, please call Clipper Fund Investor Services at 1-800-432-2504 or visit the Fund’s website at www.clipperfund.com.

Davis Selected Advisers, L.P. began serving as investment adviser to Clipper Fund on January 1, 2006. A different investment adviser managed the Fund through December 31, 2005.

CLIPPER FUNDSM	Fund Overview
December 31, 2022

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/22 Net Assets)		(% of 12/31/22 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	82.56%	Diversified Financials	23.58%	5.38%
Common Stock (Foreign)	16.81%	Banks	22.67%	3.83%
Short-Term Investments	0.68%	Media & Entertainment	13.91%	6.08%
Other Assets & Liabilities	(0.05)%	Health Care	10.79%	15.82%
	100.00%	Insurance	10.73%	2.45%
		Retailing	7.39%	5.47%
		Information Technology	6.26%	25.74%
		Materials	2.38%	2.73%
		Capital Goods	1.45%	6.06%
		Transportation	0.84%	1.72%
		Energy	–	5.23%
		Food, Beverage & Tobacco	–	3.90%
		Utilities	–	3.18%
		Real Estate	–	2.71%
		Other	–	9.70%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 12/31/22 Net Assets)

Berkshire Hathaway Inc., Class A	Diversified Financial Services	11.67%
Wells Fargo & Co.	Banks	8.41%
Alphabet Inc.*	Media & Entertainment	8.31%
Markel Corp.	Property & Casualty Insurance	6.52%
Capital One Financial Corp.	Consumer Finance	6.01%
Bank of New York Mellon Corp.	Capital Markets	5.76%
Meta Platforms, Inc., Class A	Media & Entertainment	5.47%
Cigna Corp.	Health Care Equipment & Services	4.70%
U.S. Bancorp	Banks	4.69%
Amazon.com, Inc.	Retailing	3.93%

*Alphabet Inc. holding includes Class A and Class C.

CLIPPER FUNDSM	Fund Overview - (Continued)
December 31, 2022

New Positions Added (01/01/22-12/31/22)
(Highlighted positions are those greater than 1.50% of the Fund’s 12/31/22 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/22 Net Assets
Danske Bank A/S	Banks	10/28/22	1.59%
Owens Corning	Capital Goods	04/05/22	1.45%
Samsung Electronics Co., Ltd.	Technology Hardware & Equipment	07/08/22	1.00%

Positions Closed (01/01/22-12/31/22)
(Gains and losses greater than $10,000,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
Alibaba Group Holding Ltd., ADR	Retailing	07/08/22	$(5,251,847)
American Express Co.	Consumer Finance	10/27/22	20,499,686
Carrier Global Corp.	Capital Goods	10/27/22	4,659,759
Prosus N.V., Class N	Retailing	10/28/22	(6,680,279)
Vroom, Inc.	Retailing	05/10/22	(11,388,476)

CLIPPER FUNDSM	Expense Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which is for the six-month period ended December 31, 2022.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $10, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $10, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(07/01/22)	(12/31/22)	(07/01/22-12/31/22)
Actual	$1,000.00	$1,016.08	$3.66
Hypothetical	$1,000.00	$1,021.58	$3.67

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.72%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

CLIPPER FUNDSM	Schedule of Investments
December 31, 2022

	Shares/Units	Value (Note 1)
COMMON STOCK – (99.37%)
COMMUNICATION SERVICES – (13.82%)
Media & Entertainment – (13.82%)
Alphabet Inc., Class A *	557,680	$49,204,106
Alphabet Inc., Class C *	269,150	23,881,680
ASAC II L.P. *(a)(b)	407,313	396,356
Meta Platforms, Inc., Class A *	399,720	48,102,305
	Total Communication Services	121,584,447
CONSUMER DISCRETIONARY – (7.34%)
Retailing – (7.34%)
Amazon.com, Inc. *	411,700	34,582,800
JD.com, Inc., Class A, ADR (China)	250,870	14,081,333
Naspers Ltd. - N (South Africa)	95,910	15,942,468
	Total Consumer Discretionary	64,606,601
FINANCIALS – (56.63%)
Banks – (22.53%)
Bank of America Corp.	449,530	14,888,434
Danske Bank A/S (Denmark)	709,690	14,026,665
DBS Group Holdings Ltd. (Singapore)	1,203,200	30,470,766
JPMorgan Chase & Co.	176,002	23,601,868
U.S. Bancorp	945,620	41,238,488
Wells Fargo & Co.	1,793,222	74,042,137
		198,268,358
Diversified Financials – (23.44%)
Capital Markets – (5.76%)
Bank of New York Mellon Corp.	1,113,673	50,694,395
Consumer Finance – (6.01%)
Capital One Financial Corp.	568,873	52,882,434
Diversified Financial Services – (11.67%)
Berkshire Hathaway Inc., Class A *	219	102,647,700
		206,224,529
Insurance – (10.66%)
Life & Health Insurance – (4.14%)
AIA Group Ltd. (Hong Kong)	1,297,270	14,426,207
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,326,500	22,012,020
		36,438,227
Property & Casualty Insurance – (6.52%)
Markel Corp. *	43,547	57,372,737
		93,810,964
	Total Financials	498,303,851
HEALTH CARE – (10.72%)
Health Care Equipment & Services – (6.89%)
Cigna Corp.	124,860	41,371,112
Quest Diagnostics Inc.	122,940	19,232,734
		60,603,846
Pharmaceuticals, Biotechnology & Life Sciences – (3.83%)
Viatris Inc.	3,029,340	33,716,554
	Total Health Care	94,320,400

CLIPPER FUNDSM	Schedule of Investments - (Continued)
December 31, 2022

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (2.28%)
Capital Goods – (1.45%)
	Owens Corning	149,120	$12,719,936
Transportation – (0.83%)
	DiDi Global Inc., Class A, ADS (China)*	2,308,722	7,341,736
		Total Industrials	20,061,672
INFORMATION TECHNOLOGY – (6.22%)
Semiconductors & Semiconductor Equipment – (5.22%)
	Applied Materials, Inc.	280,200	27,285,876
	Intel Corp.	705,880	18,656,408
			45,942,284
Technology Hardware & Equipment – (1.00%)
	Samsung Electronics Co., Ltd. (South Korea)	201,490	8,811,702
		Total Information Technology	54,753,986
MATERIALS – (2.36%)
	Teck Resources Ltd., Class B (Canada)	549,270	20,773,391
		Total Materials	20,773,391
	TOTAL COMMON STOCK – (Identified cost $622,370,555)		874,404,348
SHORT-TERM INVESTMENTS – (0.68%)
	StoneX Financial Inc. Joint Repurchase Agreement, 4.30%, 01/03/23, dated 12/30/22, repurchase value of $3,192,525 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 12/31/22-10/20/71, total market value $3,254,820)	$3,191,000	3,191,000
	Truist Securities, Inc. Joint Repurchase Agreement, 4.28%, 01/03/23, dated 12/30/22, repurchase value of $2,818,340 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-5.00%, 10/01/26-12/01/52, total market value $2,873,340)	2,817,000	2,817,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $6,008,000)		6,008,000
	Total Investments – (100.05%) – (Identified cost $628,378,555)		880,412,348
	Liabilities Less Other Assets – (0.05%)		(405,705)
		Net Assets – (100.00%)	$880,006,643

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.

(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements

CLIPPER FUNDSM	Statement of Assets and Liabilities
At December 31, 2022

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$880,412,348
Cash	55,844
Receivables:
Capital stock sold	112,659
Dividends and interest	455,330
Prepaid expenses	30,379
Total assets	881,066,560
LIABILITIES:
Payables:
Capital stock redeemed	265,799
Accrued audit fees	56,400
Accrued custodian fees	168,000
Accrued investment advisory fees	433,263
Accrued transfer agent fees	109,074
Other accrued expenses	27,381
Total liabilities	1,059,917
NET ASSETS	$880,006,643
SHARES OUTSTANDING	8,390,204
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$104.89
NET ASSETS CONSIST OF:
Paid in capital	$623,457,902
Distributable earnings	256,548,741
Net Assets	$880,006,643
*Including:
Cost of investments	$628,378,555

See Notes to Financial Statements

CLIPPER FUNDSM	Statement of Operations
For the year ended December 31, 2022

INVESTMENT INCOME:
Income:
Dividends*		$16,368,815
Interest		165,175
Total income		16,533,990
Expenses:
Investment advisory fees (Note 3)	$5,481,451
Custodian fees	210,147
Transfer agent fees	931,174
Audit fees	56,400
Legal fees	25,437
Reports to shareholders	43,997
Trustees’ fees and expenses	259,117
Registration and filing fees	39,646
Miscellaneous	66,254
Total expenses		7,113,623
Net investment income		9,420,367
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain from:
Investment transactions		20,792,967
Foreign currency transactions		6,084
Net realized gain		20,799,051
Net decrease in unrealized appreciation		(250,829,309)
Net realized and unrealized loss on investments and foreign currency transactions		(230,030,258)
Net decrease in net assets resulting from operations		$(220,609,891)
*Net of foreign taxes withheld of		$199,984

See Notes to Financial Statements

CLIPPER FUNDSM	Statements of Changes in Net Assets

	Year ended December 31,
	2022	2021
OPERATIONS:
Net investment income	$9,420,367	$4,009,337
Net realized gain from investments and foreign currency transactions	20,799,051	174,254,834
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(250,829,309)	13,380,351
Net increase (decrease) in net assets resulting from operations	(220,609,891)	191,644,522
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(50,193,683)	(151,299,101)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4)	(38,311,521)	55,361,323
Total increase (decrease) in net assets	(309,115,095)	95,706,744
NET ASSETS:
Beginning of year	1,189,121,738	1,093,414,994
End of year	$880,006,643	$1,189,121,738

See Notes to Financial Statements

CLIPPER FUNDSM	Notes to Financial Statements
December 31, 2022

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Clipper Funds Trust, a Delaware statutory trust (“Trust”), on behalf of Clipper Fund (“Fund”), a series of the Trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Fund’s investment objective is long-term capital growth and capital preservation. Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, seeks to invest the Fund’s assets primarily in common stocks of large companies (generally, companies with market capitalizations of $10 billion or more at the time of initial purchase) that are trading at prices below the Adviser’s estimate of their intrinsic values. The COVID-19 pandemic has caused market disruptions on a global scale and the long-term impact is uncertain. The aforementioned disruptions may adversely affect the value and liquidity of the Fund’s investments and thus Fund performance. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund’s Board of Trustees has designated the Adviser as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund’s investments.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

CLIPPER FUNDSM	Notes to Financial Statements - (Continued)
December 31, 2022

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Communication Services	$121,188,091	$–	$396,356	$121,584,447
Consumer Discretionary	64,606,601	–	–	64,606,601
Financials	498,303,851	–	–	498,303,851
Health Care	94,320,400	–	–	94,320,400
Industrials	20,061,672	–	–	20,061,672
Information Technology	54,753,986	–	–	54,753,986
Materials	20,773,391	–	–	20,773,391
Short-Term Investments	–	6,008,000	–	6,008,000
Total Investments	$874,007,992	$6,008,000	$396,356	$880,412,348

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the year ended December 31, 2022. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at December 31, 2022 was $(17,515). The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

	Beginning Balance at January 1, 2022	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at December 31, 2022
Investments in Securities:
Common Stock	$413,871	$–	$–	$(17,515)	$–	$–	$–	$396,356
Total Level 3	$413,871	$–	$–	$(17,515)	$–	$–	$–	$396,356

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	December 31, 2022	Technique	Input	Amount	an Increase in Input
Investments in Securities:
Common Stock	$396,356	Discounted Cash Flow	Annualized Yield	5.406%	Decrease

Total Level 3	$396,356

The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

CLIPPER FUNDSM	Notes to Financial Statements - (Continued)
December 31, 2022

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to USD. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the USD equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of December 31, 2022, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2019.

At December 31, 2022, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$632,477,120
Unrealized appreciation	311,278,194
Unrealized depreciation	(63,342,966)
Net unrealized appreciation	$247,935,228

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

CLIPPER FUNDSM	Notes to Financial Statements - (Continued)
December 31, 2022

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, foreign currency transactions, Trustee deferred compensation, corporate actions, equalization, passive foreign investment company shares, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. The Fund’s net assets have not been affected by these reclassifications. During the year ended December 31, 2022, amounts have been reclassified to reflect increases (decreases) as follows:

Distributable earnings	$(1,366,929)
Paid in capital	1,366,929

The tax character of distributions paid during the years ended December 31, 2022 and 2021 was as follows:

	2022	2021
Ordinary income	$10,504,952	$4,366,083
Long-term capital gain	39,688,731	146,933,018
Total	$50,193,683	$151,299,101

As of December 31, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$444,555
Undistributed long-term capital gain	8,480,882
Net unrealized appreciation on investments and foreign currency transactions	247,935,228
Other temporary differences	(311,924)
Total	$256,548,741

Indemnification - Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Trustees Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Trustees’ account is based upon years of service and fees paid to each Trustee during the years of service. The amount paid to the Trustee by the Trust under the plan will be determined based upon the performance of the Funds in which the amounts are invested.

CLIPPER FUNDSM	Notes to Financial Statements - (Continued)
December 31, 2022

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the year ended December 31, 2022 were $93,156,352 and $157,421,881, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Trustees) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The annual rate is 0.55% of the average net assets for the first $3 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, and 0.485% of the average net assets greater than $10 billion. Advisory fees paid during the year ended December 31, 2022 approximated 0.55% of average net assets.

Transfer Agent and Accounting Fees - DST Asset Manager Solutions, Inc. is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for these services during the year ended December 31, 2022 amounted to $69,174. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian.

NOTE 4 - CAPITAL STOCK

At December 31, 2022, there were unlimited shares of capital stock (no par value) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2022
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares	139,776	453,529	(922,067)	(328,762)
Value	$16,236,662	$48,341,052	$(102,889,235)	$(38,311,521)

	Year ended December 31, 2021
	Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares	183,380	1,040,631	(808,023)	415,988
Value	$27,148,017	$146,252,476	$(118,039,170)	$55,361,323

NOTE 5 - SECURITIES LOANED

The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of December 31, 2022, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

CLIPPER FUNDSM	Notes to Financial Statements - (Continued)
December 31, 2022

NOTE 6 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Trustees. The aggregate value of restricted securities amounted to $396,356 or 0.05% of the Fund’s net assets as of December 31, 2022. Information regarding restricted securities is as follows:

Security	Initial Acquisition Date	Units	Cost per Unit	Valuation per Unit as of December 31, 2022
ASAC II L.P.	10/10/13	407,313	$1.00	$0.9731

CLIPPER FUNDSM	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$136.38	$131.69	$122.75	$96.09	$120.46
Income (Loss) from Investment Operations:
Net Investment Income[a]	1.10	0.49	0.52	0.67	0.92
Net Realized and Unrealized Gains (Losses)	(26.64)	23.01	11.65	27.79	(15.56)
Total from Investment Operations	(25.54)	23.50	12.17	28.46	(14.64)
Dividends and Distributions:
Dividends from Net Investment Income	(1.25)	(0.49)	(0.98)	(1.10)	(0.88)
Distributions from Realized Gains	(4.70)	(18.32)	(2.25)	(0.70)	(8.85)
Total Dividends and Distributions	(5.95)	(18.81)	(3.23)	(1.80)	(9.73)
Net Asset Value, End of Period	$104.89	$136.38	$131.69	$122.75	$96.09
Total Return[b]	(18.75)%	17.78%	9.96%	29.63%	(12.92)%
Ratios/Supplemental Data:
Net Assets, End of Period (in millions)	$880	$1,189	$1,093	$1,123	$940
Ratio of Expenses to Average Net Assets:
Gross	0.71%	0.71%	0.71%	0.71%	0.71%
Net[c]	0.71%	0.71%	0.71%	0.71%	0.71%
Ratio of Net Investment Income to Average Net Assets	0.95%	0.33%	0.45%	0.59%	0.77%
Portfolio Turnover Rate[d]	9%	25%	10%	7%	24%

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.

[c]	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

CLIPPER FUNDSM	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees
Clipper Funds Trust:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Clipper Fund (a series of Clipper Funds Trust) (the “Fund”), including the schedule of investments, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG LLP

We have served as the Fund’s auditor since 2006.

Minneapolis, Minnesota
February 17, 2023

CLIPPER FUNDSM	Federal Income Tax Information (Unaudited)

In early 2023, shareholders received information regarding all dividends and distributions paid to them by the Fund during the calendar year 2022. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year 2022 with their 2022 Form 1099-DIV.

During the calendar year 2022, $10,504,952 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $10,504,952 or 100% as income qualifying for the corporate dividends-received deduction.

For the calendar year 2022, certain dividends paid by the Fund constitute qualified dividend income for federal income tax purposes. The Fund designates $10,504,952 or 100% as qualified dividend income.

During the calendar year 2022, the Fund paid long-term capital gain distributions in the amount of $39,688,731. The Fund utilized equalization accounting for tax purposes, whereby a portion of redemption payments were treated as distributions of long-term capital gain. As a result, the Fund designated long-term capital gain distributions in the amount of $41,055,660.

The foregoing information is presented to assist shareholders in reporting dividends and distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations, which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax adviser for specific guidance.

CLIPPER FUNDSM	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about the Fund, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We may also gather information through the use of “cookies” when you visit our website. These files help us to recognize repeat visitors and allow easy access to and use of the website. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

The Fund may, on occasion, mail notices, reports, prospectuses, or proxy material to shareholders. To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of these items to shareholders having the same last name and address on the Fund’s records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you have a direct account with the Fund and you do not want the mailing of these documents to be combined with those to other members of your household, please contact Clipper Fund by phone at 1-800-432-2504. Your instructions will become effective within 30 days of your notice to the Fund.

CLIPPER FUNDSM	Trustees and Officers

For the purpose of their service as trustees to the Fund, the business address for each of the Trustees is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Trustee serves until retirement, resignation, death, or removal. After turning 75, each Trustee will be annually reviewed by the Independent Trustees, and a majority of the Independent Trustees (with such Trustee abstaining) may request such Trustee’s resignation as of the last business day of the year.  Subject to further exceptions and exemptions that may be granted by the Independent Trustees, Trustees must retire from the Board and cease being a Trustee at the close of business on the last day of the calendar year in which the Trustee attains age 80.

Name, Date of Birth, Positions Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships
Independent Trustees

Francisco L. Borges (11/17/51) Trustee since 2014	Partner and Co-Head, Ares Management Corp. (global alternative investment manager) since 2021; Chairman and Managing Partner, Landmark Partners, LLC (private equity firm) until 2021.	3
Chairman and Trustee, John S. and James L. Knight
Foundation; Chairman/Director, Assured Guaranty
Ltd. (financial guaranty insurance business); Trustee,
Millbrook School; Director, Selected Funds (consisting
of two portfolios); Director, Hartford HealthCare
(healthcare network).

Lawrence E. Harris (09/16/56) Trustee/Director since 2006	Fred V. Keenan Chair in Finance of the Marshall School of Business, University of Southern California, Los Angeles, CA.	3	Director, Interactive Brokers Group, Inc.; Director, Selected Funds (consisting of two portfolios).

Steven N. Kearsley (09/29/41) Trustee/Director since 2006 (Retired 12/31/22)	Private Investor, Real Estate Development.	3	Director, Selected Funds (consisting of two portfolios).

Katherine L. MacWilliams (01/19/56) Trustee since 2014	Retired; Chief Financial Officer, Caridian BCT, Inc. (medical device company) 2008-2012.	3	Director, Selected Funds (consisting of two portfolios).

James J. McMonagle (10/01/44) Trustee since 2014 Chairman since 2015	Of Counsel to Vorys, Sater, Seymour and Pease LLP (law firm) since 2002.	3	Director/Chairman, Selected Funds (consisting of two portfolios).

Richard O’Brien (09/12/45) Trustee since 2014	Retired; Corporate Economist, HP Inc.	3	Director, Selected Funds (consisting of two portfolios).

Interested Trustees*

Andrew A. Davis (06/25/63) Trustee since 2014	President or Vice President of each Selected Fund, Clipper Fund, and Davis Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios); Director, Davis Funds (consisting of 13 portfolios).

Christopher C. Davis (07/13/65) Trustee since 2014	President or Vice President of each Selected Fund, Davis Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios);
Director, Davis Funds (consisting of 13 portfolios);
Lead Independent Director, Graham Holdings
Company (educational and media company); Director,
The Coca-Cola Company (beverage company);
Director, Berkshire Hathaway Inc. (financial services).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Lisa J. Cohen (born 04/25/89, Clipper Fund officer since 2021). Vice President and Secretary of Clipper Funds Trust (consisting of one portfolio), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Senior Attorney, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Andrew A. Davis (born 06/25/63, Clipper Fund officer since 2015). See description in the section on Interested Trustees.

Christopher C. Davis (born 07/13/65, Clipper Fund officer since 2005). See description in the section on Interested Trustees.

Kenneth C. Eich (born 08/14/53, Clipper Fund officer since 2005). Executive Vice President and Principal Executive Officer of Clipper Funds Trust (consisting of one portfolio), Davis Funds (consisting of 13 portfolios), and Selected Funds (consisting of two portfolios); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Clipper Fund officer since 2005). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of Clipper Funds Trust (consisting of one portfolio), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Michaela McLoughry (born 03/21/81, Clipper Fund officer since 2023). Vice President and Chief Compliance Officer of Clipper Funds Trust (consisting of one portfolio), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

CLIPPER FUNDSM

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 432-2504

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
P.O. Box 219167
Kansas City, Missouri 64121-9167

Overnight Address:
430 West 7th Street, Suite 219167
Kansas City, Missouri 64105-1407

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
4200 Wells Fargo Center
90 South 7th Street
Minneapolis, MN 55402

For more information about Clipper Fund including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by contacting the Fund at 1-800-432-2504 and on the Fund’s website at www.clipperfund.com. Quarterly Fact Sheets are available on the Fund’s website at www.clipperfund.com.

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

No substantive amendments were approved or waivers granted to this code of ethics during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The Fund’s Board of Trustees has determined that independent trustee Katherine MacWilliams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
Audit Fees. The aggregate Audit Fees billed by KPMP LLP ("KPMG") for professional    services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2022 and December 31, 2021 were $54,480 and $50,736, respectively.

(b)
Audit-Related Fees. The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees for fiscal year ends December 31, 2022 and December 31, 2021 were $0 and $0, respectively.

(c)
Tax Fees. The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advice and tax planning for the fiscal year ends December 31, 2022 and December 31, 2021 were $10,647 and $9,900, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit.  These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)
All Other Fees. The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends December 31, 2022 and December 31, 2021 were $0 and $0, respectively.

(e)(1)
Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds.  Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings.  If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(e)(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)
The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended December 31, 2022 and December 31, 2021.  The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)
The registrant’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.  No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this Form N-CSR

(b)	Not Applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11.  CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  EXHIBITS

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLIPPER FUNDS TRUST

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: February 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: February 17, 2023

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: February 17, 2023